Income taxes (Tables)	12 Months Ended
Sep. 30, 2024
Major components of tax expense (income) [abstract]
Disclosure of income tax recovery [Table Text Block]

	Year end ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2024	2023	2022
Current income tax recovery (expense):	-	-	-
Deferred income tax (recovery) expense:	-	-	(49,442)
	$-	$-	$(49,442)

Disclosure of reconciliation of effective income tax rate [Table Text Block]
	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2024	2023	2022

Loss before income taxes	$(7,437,759)	(9,306,360)	(10,569,732)
Expected statutory tax rate	26.5%	26.5%	26.5%
Expected tax recovery resulting from loss	(1,971,006)	(2,466,185)	(2,800,979)

Increase (reduction) in income taxes resulting from:	130,295
Non-deductible expenses		149,270	563,842
Foreign operations subject to different tax rates	(21)	1,447	5,329
Fair value of warrant liabilities	(814,569)	(1,547,916)	-
Unrecognized temporary differences	2,655,301	3,863,384	2,182,366
	$-	$-	$(49,442)

Disclosure of research and development expense [Table Text Block]
	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2024	2023	2022

R&D expenses	$2,477,736	$1,644,565	$2,064,493
Less:
Investment tax credits	-	-	-
R&D expenses, net	$2,477,736	$1,644,565	$2,064,493

Disclosure of deferred taxes [Table Text Block]
	Balance at	Arising on a		Balance at
	September 30,	business	Recognized in	September 30,
	2023	combination	profit or loss	2024

Deferred tax assets (liabilities):
Net operating loss carryforwards	16,869	-	(3,271)	13,598
Intangibles and development costs	(16,869)	-	3,271	(13,598)

	$-	$-	$-	$-

	Balance at	Arising on a		Balance at
	September 30,	business	Recognized in	September 30,
	2022	combination	profit or loss	2023

Deferred tax assets (liabilities):
Net operating loss carryforwards	26,459	-	(9,590)	16,869
Impairment provision	(26,459)	-	9,590	(16,869)

	$-	$-	$-	$-

	Balance at	Arising on a		Balance at
	September 30,	business	Recognized in	September 30,
	2021	combination	profit or loss	2022

Deferred tax assets (liabilities):
Net operating loss carryforwards	-	-	26,459	26,459
Impairment provision	-	(49,442)	22,983	(26,459)

	$-	$(49,442)	$49,442	$-

Disclosure of unrecognized net deferred tax assets [Table Text Block]
	Balance at	Balance at	Balance at
	September 30,	September 30,	September 30,
	2024	2023	2022

Net operating loss carryforwards	42,737,987	30,178,141	18,589,894
Share issuance costs	5,072,949	5,275,081	1,298,783
Intangibles and development costs	171,182	1,356,922	608,705
Scientific research and development expenditures	1,583,058	1,583,058	1,583,058
Other	1,496,897	1,467,509	46,300

	$51,062,073	$39,860,711	$22,126,740

Disclosure of net operating losses [Table Text Block]
Year of Expiry	Amount
2036	$508,324
2037	747,861
2038	1,174,797
2039	1,732,039
2040	338,504
2041	5,518,336
2042 and thereafter	32,718,126
$42,737,987

Disclosure of research and development investment tax credits [Table Text Block]
Year of Expiry	Amount
2038	$13,361
2039	6,742
2040	-
2041	328,480
2042 and thereafter	-
$348,583